Income Taxes (Details 4) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Unrecognized tax benefits
Beginning balance		$ 0	$ 0
Increases related to tax positions taken during the current year	[1]	19,389	0
Ending balance		$ 19,389	$ 0

[1]	As of December 31, 2021 unrecognized tax benefit in amount of $19.4 million was related to Net operating loss carryforwards for which the Company has recognized valuation allowance.